Risk Management - Undiscounted Cash Outflows Relating to Financial Liabilities (Detail) - CAD ($) $ in Millions	Sep. 30, 2020	Dec. 31, 2019
Accounts payable and accrued liabilities [member]
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	$ 1,549	$ 2,210
Accounts payable and accrued liabilities [member] | Less Than 1 Year [Member]
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	1,549	2,210
Short-term Borrowings [Member]
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	137
Short-term Borrowings [Member] | Less Than 1 Year [Member]
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	137
Risk management liabilities [member]
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	6	2
Risk management liabilities [member] | Less Than 1 Year [Member]
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	6	2
Long-term Borrowings [Member]
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	13,700	12,473
Long-term Borrowings [Member] | Less Than 1 Year [Member]
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	403	344
Long-term Borrowings [Member] | Years 2 and 3 [Member]
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	2,059	1,338
Long-term Borrowings [Member] | Years 4 and 5 [Member]
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	2,060	1,465
Long-term Borrowings [Member] | Thereafter [Member]
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	9,178	9,326
Contingent Payment ([Member]
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	48	148
Contingent Payment ([Member] | Less Than 1 Year [Member]
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	20	79
Contingent Payment ([Member] | Years 2 and 3 [Member]
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	28	69
Lease liabilities [member]
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	2,576	2,697
Lease liabilities [member] | Less Than 1 Year [Member]
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	267	277
Lease liabilities [member] | Years 2 and 3 [Member]
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	465	466
Lease liabilities [member] | Years 4 and 5 [Member]
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	397	410
Lease liabilities [member] | Thereafter [Member]
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	$ 1,447	$ 1,544